Income tax (Details 3) $ in Thousands	Dec. 31, 2018 USD ($)
2021
Disclosure Of Income tax [Line Items]
Taxable losses	$ 372
2022
Disclosure Of Income tax [Line Items]
Taxable losses	$ 5,118